Share-Based Compensation And Other Related Information - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 5,128	$ 3,024
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 32.72	$ 39.51
Share-based compensation	$ 1,900	$ 4,200
Other equity instruments outstanding. beginning (shares | shares	255,559	247,601
Granted (shares) | shares	79,417	62,920
Paid out (shares) | shares	(117,328)	(54,962)
Forfeited (shares) | shares	0
Other equity instruments outstanding, ending (shares) | shares	217,648	255,559
Fair value of other equity instruments outstanding, beginning	$ 8,870	$ 5,896
Granted, fair value	2,049	1,942
Paid out, fair value	(4,539)	(2,626)
Forfeited, fair value	0
Change in value, fair value	(901)	3,658
Fair value of other equity instruments outstanding, ending	$ 5,479	$ 8,870